Offerings	Dec. 03, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 Par Value per Share
Offering Note

(1) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities, warrants, and units of Barrett Business Services, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Barrett Business Services, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 Par Value per Share
Offering Note

(1) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities, warrants, and units of Barrett Business Services, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Barrett Business Services, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities, warrants, and units of Barrett Business Services, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Barrett Business Services, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities, warrants, and units of Barrett Business Services, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Barrett Business Services, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities, warrants, and units of Barrett Business Services, Inc. as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Barrett Business Services, Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.